AOMT II, LLC ABS-15G

Exhibit 99.20

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuation Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuation Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
2026060265	XXX	Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No
2026060381	XXX	XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No